UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:   Greenhaven Associates, Inc.
        Three Manhattanville Road
        Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris A. Wachenheim
Title: Executive Vice President
Phone: 914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim               Purchase, NY                  July 8, 2004
-----------------------              -------------                  ------------
      [Signature]                    [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number             Name

---------------------------      ----------------------------
[Repeat as necessary.]
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
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                                          COL 2      COL 3       COL 4     COL 5           COL 6                      COL 7
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                                         TITLE OF                VALUE   PRINCIPAL               SHARED      VOTING AUTHORITY SHARES
             NAME OF ISSUER               CLASS      CUSIP       $000      AMOUNT     SOLE       OTHERS        SOLE           NONE
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
Anadarko Petroleum Corp (APC)             COMMON   032511107    243,911  4,162,300    631,000  3,531,300      631,000      3,531,300
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Beazer Homes (BZH)                        COMMON   07556Q105     59,905    597,200     68,000    529,200       68,000        529,200
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Burlington Northern Santa Fe (BNI)        COMMON   12189T104     75,649  2,157,100             2,157,100                   2,157,100
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Centex Corp (CTX)                         COMMON   152312104    371,536  8,121,000  2,309,000  5,812,000    2,309,000      5,812,000
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Chevrontexaco Corp (CVX)                  COMMON   166764100     76,973    817,900     30,000    787,900       30,000        787,900
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D R Horton Inc (DHI)                      COMMON   23331A109     75,836  2,670,275             2,670,275                   2,670,275
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DIAMOND OFFSHORE (DO)                     COMMON   25271C102     17,210    722,200               722,200                     722,200
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Genesis Energy LP (GEL)                   COMMON   371927104      4,878    433,600    271,410    162,190      271,410        162,190
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KB HOME  (KBH)                            COMMON   48666K109      7,254    105,700      2,500    103,200        2,500        103,200
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Lennar Corp Class B (LEN.B)               COMMON   526057302      8,883    214,400      3,000    211,400        3,000        211,400
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Lennar Corporation (LEN)                  COMMON   526057104     72,777  1,627,400     30,000  1,597,400       30,000      1,597,400
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Longview Fibre (LFB)                      COMMON   543213102      1,557    105,700    105,700                 105,700
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Plains All Amer Pipeline LP (PAA)         COMMON   726503105      9,513    285,000    135,000    150,000      135,000        150,000
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Pulte Homes Inc. (PHM)                    COMMON   745867101    299,427  5,754,900  1,806,000  3,948,900    1,806,000      3,948,900
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Royal Dutch (RD)                          COMMON   780257804    154,912  2,998,100    309,000  2,689,100      309,000      2,689,100
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Ryder Systems Inc. (R)                    COMMON   783549108     33,649    839,750               839,750                     839,750
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Ryland Group (RYL)                        COMMON   783764103     10,432    133,400               133,400                     133,400
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Stolt Offshore SA  (SOSA)                 COMMON   861567105      3,465  1,103,500    743,500    360,000      743,500        360,000
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Timberwest Forest CRP (TWTUF)             COMMON   887147205      4,895    501,000    330,000    171,000      330,000        171,000
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Toll Brothers, Inc. (TOL)                 COMMON   889478103     35,982    850,225     24,700    825,525       24,700        825,525
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Transocean, Inc.  (RIG)                   COMMON   G90078109     42,707  1,475,700             1,475,700                   1,475,700
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Union Pacific Corp (UNP)                  COMMON   907818108    171,377  2,882,700    332,700  2,550,000      332,700      2,550,000
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UnumProvident Corp (UNM)                  COMMON   91529Y106    112,900  7,100,600  1,294,200  5,806,400    1,294,200      5,806,400
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YARA International (YARIY)                COMMON   984851204     30,672  3,796,000    115,000  3,681,000      115,000      3,681,000
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                                                              1,926,298
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